Commitments and Contingencies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
2012		$ 65,018
2013	51,346	36,295
2014	15,355	6,142
Operating Leases, Future Minimum Payments Due		$ 107,455